Supplement to the
Fidelity® Stock Selector Small Cap Fund
December 30, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

SCS-12-01  January 20, 2012
1.708162.120

Supplement to the
Fidelity Advisor® Stock Selector Small Cap Fund Class A, Class T, Class B, and Class C
December 30, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

ASCS-12-01  January 20, 2012
1.847517.112

Supplement to the
Fidelity Advisor® Stock Selector Small Cap Fund Institutional Class
December 30, 2011
Prospectus

Charles Myers no longer serves as a co-manager of the fund. All references to Charles Myers are no longer applicable.

ASCSI-12-01  January 20, 2012
1.855560.109